Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of amounts recognized in profit or loss

	For the year ended
	December 31,
	2022	2021	2020
Current tax expense:
Current year	(1,919,618)	(1,935,291)	(873,925)
Reversal of provision for uncertain income tax positions	112,129	221,700	92,012
Recognition of provision for uncertain income tax positions	(14,164)	(31,332)	(4,044)
Total current tax expense	(1,821,653)	(1,744,923)	(785,957)
Deferred tax reversal:
Origination and reversal of temporary differences	277,152	370,089	100,185
Total deferred tax reversal	277,152	370,089	100,185
Total income tax expense	(1,544,501)	(1,374,834)	(685,772)

Schedule of income tax payable

	December 31,	December 31,
	2022	2021
Current income tax payable	255,949	202,112
Provision for uncertain income tax positions (Notes 14(a),9(b))	57,478	155,443
Total income tax payable	313,427	357,555

Schedule of reconciliation of effective tax rate

	For the year ended December 31,
	2022	2021	2020
Profit before income tax	5,235,995	6,867,605	2,571,597
Income tax at 20% tax rate	(1,047,199)	(1,373,521)	(514,319)
Effect of tax rates in foreign jurisdictions	212	2,920	3,878
Withholding tax on intra-group dividends	(34,671)	(14,643)	(15,771)
Reversal of provision for uncertain income tax positions	112,129	221,700	92,012
Non-taxable gain on remeasurement of previously held interest in equity accounted investees	—	44,662	—
Unrecognized deferred tax asset	(144,368)	(101,829)	(134,495)
Non-deductible expenses related to LTIPs	(112,566)	(56,662)	(52,465)
Non-deductible expenses related to goodwill impairment	(131,406)	—	—
Non-deductible expenses related to impairment of equity-accounted investees	(43,626)	—	—
Effect of tax exemption in subsidiary	(49,312)	(43,008)	—
Other net non-deductible expense	(93,694)	(54,453)	(64,612)
Total income tax expense	(1,544,501)	(1,374,834)	(685,772)

Schedule of recognized deferred tax assets and liabilities

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Contract liabilities	405,558	329,221
Unused vacation accruals	26,961	21,942
Employee benefits	44,721	37,799
Trade and other payables	8,034	15,210
Right-of-use assets and lease liabilities	4,547	5,251
Intangible assets	14,119	4,244
Property and equipment	7,899	2,149
Tax benefit from LTIPs - income	93,409	46,586
Tax benefit from LTIPs - equity	—	12,445
Tax losses carry-forward in subsidiary	23,921	—
Deferred tax assets netting	(4,683)	(22,957)
Total deferred tax assets	624,486	451,890

Deferred tax liabilities:
Intangible assets	—	(572)
Intangible assets identified on acquisitions	(412,666)	(515,369)
Loans and borrowings	(5,257)	(11,383)
Deferred tax liabilities netting	4,683	22,957
Total deferred tax liabilities	(413,240)	(504,367)
Net deferred tax asset/(liability)	211,246	(52,477)

Schedule of movement in deferred tax balances

				Effect of
	January 1,	Recognized in	Recognized in	movement in	December 31,
	2022	profit or loss	equity	exchange rates	2022
Property and equipment	2,149	5,773	—	(23)	7,899
Intangible assets	(511,697)	112,910	—	240	(398,547)
Unused vacation accruals	21,942	5,138	—	(119)	26,961
Employee benefits	37,799	6,916	—	6	44,721
Contract liabilities	329,221	77,240	—	(903)	405,558
Trade and other payables	15,210	(6,982)	—	(194)	8,034
Loans and borrowings	(11,383)	6,126	—	—	(5,257)
Right-of-use assets and lease liabilities	5,251	(713)	—	9	4,547
Tax benefit from LTIPs - income	46,586	46,823	—	—	93,409
Tax benefit from LTIPs - equity	12,445	—	(12,445)	—	—
Tax losses carry-forward in subsidiary	—	23,921	—	—	23,921
Net deferred tax (liability)/asset	(52,477)	277,152	(12,445)	(984)	211,246

				Effect of
	January 1,	Recognized in	Recognized in	movement in	December 31,
	2021	profit or loss	equity	exchange rates	2021
Property and equipment	(4,478)	6,629	—	(2)	2,149
Intangible assets	(607,471)	95,799	—	(25)	(511,697)
Unused vacation accruals	11,567	10,411	—	(36)	21,942
Employee benefits	30,502	7,321	—	(24)	37,799
Contract liabilities	140,143	189,179	—	(101)	329,221
Trade and other payables	6,408	8,798	—	4	15,210
Loans and borrowings	(16,947)	5,564	—	—	(11,383)
Right-of-use assets and lease liabilities	5,452	(198)	—	(3)	5,251
Tax benefit from LTIPs - income	—	46,586	—	—	46,586
Tax benefit from LTIPs - equity	—	—	12,445	—	12,445
Net deferred tax liability	(434,824)	370,089	12,445	(187)	(52,477)